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April 1, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:   Smith Barney Massachusetts Municipals Fund (the "fund")
      File No. 33-11417


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 24 filed on March 26, 2003, which became effective on March 28, 2003.

Please return an electronic transmittal as evidence of your receipt of this filing.

If you have any questions or comments concerning the filing, please call me at
(203) 890-7044.

Very truly yours,



/s/ Michael Kocur
Michael Kocur
Assistant Secretary